UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002009637

                     Towd Point Mortgage Trust 2024-CES6
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

                                  Chetan Vohra, (646) 885-3589
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1, Exhibit 99.2 and Exhibit 99.3 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Rating Agency Grades
Schedule 3 – Exception Grades
Schedule 4 – Valuation Summary
Schedule 5 – Supplemental Data
Schedule 6 – ASF
Schedule 7 – Business Purpose
Schedule 8 – Data Compare Summary (Total)

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Conditions Report
Schedule 3 – Custom Upload
Schedule 4 – Loan Level Tape Compare
Schedule 5 – Valuations Summary
Schedule 6 – Rating Agency ATR-QM Data Fields

99.3	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Loan Level Exception
Schedule 3 – Exception Level
Schedule 4 – Rating Agency Loan Level Grades
Schedule 5 – Valuations Report
Schedule 6 – Data Compare
Schedule 7 – Data Extract

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 12, 2024

CRM 1 DEPOSITOR, LLC
(Depositor)

By:	/s/ Chetan Vohra
Name: Chetan Vohra
Title: Senior Managing Director

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Rating Agency Grades
Schedule 3 – Exception Grades
Schedule 4 – Valuation Summary
Schedule 5 – Supplemental Data
Schedule 6 – ASF
Schedule 7 – Business Purpose
Schedule 8 – Data Compare Summary (Total)

99.2	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Conditions Report
Schedule 3 – Custom Upload
Schedule 4 – Loan Level Tape Compare
Schedule 5 – Valuations Summary
Schedule 6 – Rating Agency ATR-QM Data Fields

99.3	Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1 – Executive Summary/Narrative
Schedule 2 – Loan Level Exception
Schedule 3 – Exception Level
Schedule 4 – Rating Agency Loan Level Grades
Schedule 5 – Valuations Report
Schedule 6 – Data Compare
Schedule 7 – Data Extract